Shareholder Report, Average Annual Return (Details)	12 Months Ended	19 Months Ended	60 Months Ended	114 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000240250
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(4.79%)	4.37%
C000240251
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(1.22%)	7.17%
C000240252
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000240249
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000146359
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	2.77%		2.88%		3.21%
C000146360
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	4.46%		2.79%		2.94%
C000146362
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000213138
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000014074
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(1.66%)		(0.08%)		1.44%
C000160651
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(0.10%)		(0.17%)	1.29%
C000160653
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000241884
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	4.45%		5.66%		7.56%
C000241883
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	8.41%		6.01%		7.33%
C000241882
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000240250
Average Annual Return [Line Items]
Average Annual Return, Percent	0.47%	7.95%
Without Sales Load [Member] | C000240251
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.25%)	7.17%
Without Sales Load [Member] | C000240252
Average Annual Return [Line Items]
Average Annual Return, Percent	0.73%	8.21%
Without Sales Load [Member] | C000240249
Average Annual Return [Line Items]
Average Annual Return, Percent	0.73%	8.21%
Without Sales Load [Member] | C000146359
Average Annual Return [Line Items]
Average Annual Return, Percent	6.25%		3.56%		3.55%
Without Sales Load [Member] | C000146360
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		2.79%		2.94%
Without Sales Load [Member] | C000146362
Average Annual Return [Line Items]
Average Annual Return, Percent	6.53%		3.82%		3.87%
Without Sales Load [Member] | C000213138
Average Annual Return [Line Items]
Average Annual Return, Percent	6.61%		3.93%		3.92%
Without Sales Load [Member] | C000014074
Average Annual Return [Line Items]
Average Annual Return, Percent	1.65%		0.58%		1.78%
Without Sales Load [Member] | C000160651
Average Annual Return [Line Items]
Average Annual Return, Percent	0.89%		(0.17%)	1.29%
Without Sales Load [Member] | C000160653
Average Annual Return [Line Items]
Average Annual Return, Percent	1.91%		0.84%		2.06%
Without Sales Load [Member] | C000241884
Average Annual Return [Line Items]
Average Annual Return, Percent	10.25%		6.81%		8.14%
Without Sales Load [Member] | C000241883
Average Annual Return [Line Items]
Average Annual Return, Percent	9.41%		6.01%		7.33%
Without Sales Load [Member] | C000241882
Average Annual Return [Line Items]
Average Annual Return, Percent	10.48%		7.07%		8.41%
EATON VANCE Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	7.50%	10.29%
EATON VANCE Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	7.50%	10.29%
EATON VANCE Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	7.50%	10.29%
EATON VANCE Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	7.50%	10.29%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	2.04%		0.06%		1.73%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	2.04%		0.06%		1.73%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	2.04%		0.06%		1.73%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	2.04%		0.06%		1.73%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.05%		0.99%		2.25%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.05%		0.99%	2.35%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.05%		0.99%		2.25%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%		13.85%		12.53%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%		13.85%		12.53%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%		13.85%		12.53%
EATON VANCE Index: ICE BofA US 3M Trsy Bill TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.25%		2.46%		1.77%
EATON VANCE Index: ICE BofA US 3M Trsy Bill TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.25%		2.46%		1.77%
EATON VANCE Index: ICE BofA US 3M Trsy Bill TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.25%		2.46%		1.77%
EATON VANCE Index: ICE BofA US 3M Trsy Bill TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.25%		2.46%		1.77%
EATON VANCE Index: Russell 2500™Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Average Annual Return, Percent	12.00%		8.76%		8.84%
EATON VANCE Index: Russell 2500™Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Average Annual Return, Percent	12.00%		8.76%		8.84%
EATON VANCE Index: Russell 2500™Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Average Annual Return, Percent	12.00%		8.76%		8.84%